Stock-Based Compensation (Summary Of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Stock-Based Compensation [Abstract]
Unvested restricted stock at beginning of year, Number of Shares	510,861	13,582	23,762
Granted, Number of Shares	20,000	515,325
Vested, Number of Shares	(129,023)	(18,046)	(10,180)
Forfeited, Number of Shares	(15,675)
Unvested restricted stock at end of year, Number of Shares	386,163	510,861	13,582
Unvested restricted stock at beginning of year, Weighted Average Grant Date Fair Value	$ 11.93	$ 14.90	$ 15.07
Granted, Weighted Average Grant Date Fair Value	$ 11.99	$ 11.89
Vested, Weighted Average Grant Date Fair Value	$ 11.99	$ 13.17	$ 15.30
Forfeited, Weighted Average Grant Date Fair Value	$ 11.88
Unvested restricted stock at end of year, Weighted Average Grant Date Fair Value	$ 11.91	$ 11.93	$ 14.90